Shareholder Report, Holdings (Details)	Feb. 28, 2026
Fidelity Puritan K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Puritan K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Puritan K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Puritan K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Puritan K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Puritan K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Puritan K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Puritan K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Puritan K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Puritan K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Puritan K6 Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Puritan K6 Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Puritan K6 Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Puritan K6 Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Puritan K6 Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Puritan K6 Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Puritan K6 Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Puritan K6 Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Puritan K6 Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Puritan K6 Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Puritan K6 Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	67.90%
Fidelity Puritan K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Puritan K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Puritan K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Puritan K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Puritan K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Puritan K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Puritan K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Puritan K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Puritan K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Puritan K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Puritan K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Puritan K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	67.70%
Fidelity Puritan K6 Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Fidelity Puritan K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Puritan K6 Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Puritan K6 Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Puritan K6 Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Puritan Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Puritan Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Puritan Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Puritan Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Puritan Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Puritan Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Puritan Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Puritan Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Puritan Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Puritan Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Puritan Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Puritan Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Puritan Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Puritan Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Puritan Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Puritan Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Puritan Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Puritan Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Puritan Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Puritan Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Puritan Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	67.80%
Fidelity Puritan Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Puritan Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Puritan Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Puritan Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Puritan Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Puritan Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Puritan Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Puritan Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Puritan Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Puritan Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Puritan Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Puritan Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	67.40%
Fidelity Puritan Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Fidelity Puritan Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Puritan Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Puritan Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Puritan Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Puritan Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Puritan Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Puritan Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Puritan Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Puritan Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Puritan Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Puritan Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Puritan Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Puritan Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Puritan Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Puritan Fund - Class K | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Puritan Fund - Class K | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Puritan Fund - Class K | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Puritan Fund - Class K | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Puritan Fund - Class K | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Puritan Fund - Class K | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Puritan Fund - Class K | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Puritan Fund - Class K | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Puritan Fund - Class K | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Puritan Fund - Class K | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Puritan Fund - Class K | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	67.80%
Fidelity Puritan Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Puritan Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Puritan Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Puritan Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Puritan Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Puritan Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Puritan Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Puritan Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Puritan Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Puritan Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Puritan Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Puritan Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	67.40%
Fidelity Puritan Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Fidelity Puritan Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Puritan Fund - Class K | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Puritan Fund - Class K | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Puritan Fund - Class K | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Balanced K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Balanced K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Balanced K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Balanced K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Balanced K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Balanced K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Balanced K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Balanced K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Balanced K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Balanced K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Balanced K6 Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Balanced K6 Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Balanced K6 Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Balanced K6 Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Balanced K6 Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Balanced K6 Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Balanced K6 Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Balanced K6 Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Balanced K6 Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.90%
Fidelity Balanced K6 Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Balanced K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Balanced K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Balanced K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Balanced K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Balanced K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Balanced K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Balanced K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Balanced K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Balanced K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Balanced K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Balanced K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Balanced K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.60%
Fidelity Balanced K6 Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity Balanced K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Balanced K6 Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Balanced K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Balanced Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Balanced Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Balanced Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Balanced Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Balanced Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Balanced Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Balanced Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Balanced Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Balanced Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Balanced Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Balanced Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Balanced Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Balanced Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Balanced Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Balanced Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Balanced Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Balanced Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Balanced Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Balanced Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Balanced Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Balanced Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Balanced Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Balanced Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Balanced Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Balanced Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Balanced Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Balanced Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Balanced Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Balanced Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Balanced Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Balanced Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Balanced Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.10%
Fidelity Balanced Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Fidelity Balanced Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Balanced Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Balanced Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Balanced Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Balanced Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Balanced Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Balanced Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Balanced Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Balanced Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Balanced Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Balanced Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Balanced Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Balanced Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Balanced Fund - Class K | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Balanced Fund - Class K | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Balanced Fund - Class K | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Balanced Fund - Class K | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Balanced Fund - Class K | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Balanced Fund - Class K | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Balanced Fund - Class K | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Balanced Fund - Class K | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Balanced Fund - Class K | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Balanced Fund - Class K | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Balanced Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Balanced Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Balanced Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Balanced Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Balanced Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Balanced Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Balanced Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Balanced Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Balanced Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Balanced Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Balanced Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Balanced Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.10%
Fidelity Balanced Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Fidelity Balanced Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Balanced Fund - Class K | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Balanced Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Balanced Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Balanced Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Balanced Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Balanced Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Balanced Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Balanced Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Balanced Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Balanced Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor Balanced Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Balanced Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Balanced Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Balanced Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Balanced Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Balanced Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Balanced Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Advisor Balanced Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Balanced Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Balanced Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Balanced Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Balanced Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Balanced Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Balanced Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Balanced Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Balanced Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Balanced Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Balanced Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Balanced Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.10%
Fidelity Advisor Balanced Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Fidelity Advisor Balanced Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Balanced Fund - Class A | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Balanced Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Balanced Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Balanced Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Balanced Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Balanced Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Balanced Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Balanced Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Balanced Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Balanced Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor Balanced Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Balanced Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Balanced Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Balanced Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Balanced Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Balanced Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Balanced Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Advisor Balanced Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Balanced Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Balanced Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Balanced Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Balanced Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Balanced Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Balanced Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Balanced Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Balanced Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Balanced Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Balanced Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Balanced Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.10%
Fidelity Advisor Balanced Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Fidelity Advisor Balanced Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Balanced Fund - Class M | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Balanced Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Balanced Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Balanced Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Balanced Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Balanced Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Balanced Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Balanced Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Balanced Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Balanced Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor Balanced Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Balanced Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Balanced Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Balanced Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Balanced Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Balanced Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Balanced Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Advisor Balanced Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Balanced Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Balanced Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Balanced Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Balanced Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Balanced Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Balanced Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Balanced Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Balanced Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Balanced Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Balanced Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Balanced Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.10%
Fidelity Advisor Balanced Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Fidelity Advisor Balanced Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Balanced Fund - Class C | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Balanced Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Balanced Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Balanced Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Balanced Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Balanced Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Balanced Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Balanced Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Balanced Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Balanced Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor Balanced Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Balanced Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Balanced Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Balanced Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Balanced Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Balanced Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Balanced Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Advisor Balanced Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Balanced Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Balanced Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Balanced Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Balanced Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Balanced Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Balanced Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Balanced Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Balanced Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Balanced Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Balanced Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Balanced Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.10%
Fidelity Advisor Balanced Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Fidelity Advisor Balanced Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Balanced Fund - Class I | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Balanced Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Balanced Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Balanced Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Balanced Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Balanced Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Balanced Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Balanced Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Balanced Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Balanced Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Balanced Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor Balanced Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Balanced Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Balanced Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Balanced Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Balanced Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Balanced Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Balanced Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Balanced Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Advisor Balanced Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Balanced Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor Balanced Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Balanced Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Balanced Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Balanced Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Balanced Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Balanced Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Balanced Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Balanced Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Balanced Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Balanced Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Balanced Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.10%
Fidelity Advisor Balanced Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Fidelity Advisor Balanced Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Balanced Fund - Class Z | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Balanced Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%